Advances for Vessels Acquisitions, Vessels, net and Vessels Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Advances for Vessels Acquisitions, Vessels, net and Vessels Held for Sale [Abstract]
Advances for Vessels Acquisitions / Under Construction

An analysis of Advances for vessels acquisitions / under construction is as follows:

Advances for vessels acquisitions / under construction
Balance, December 31, 2020	31,654
— Advances paid	119,656
— Capitalized expenses	5,915
— Transferred to Vessels, net	(126,646)
Balance, December 31, 2021	30,579
— Advances paid	213,429
— Capitalized expenses	1,755
— Transferred to Vessels, net	(245,763)
Balance, December 31, 2022	-

Vessels, net

The amounts in the consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2020	146,345	(10,053)	136,292
— Transferred from advances for vessels under construction	126,646	-	126,646
— Transferred to Assets held for sale	(76,959)	5,323	(71,636)
— Disposals (see Note 19)	(32,531)	5,484	(27,047)
— Depreciation	-	(7,670)	(7,670)
Balance, December 31, 2021	163,501	(6,916)	156,585
— Transferred from advances for vessels under construction	245,763	-	245,763
— Depreciation	-	(13,289)	(13,289)
Balance, December 31, 2022	409,264	(20,205)	389,059

Transfers to Vessels, Net

In 2021 and 2022 the Company took delivery of the following vessels and hence advances paid and capitalized expenses relating to these vessels were transferred from Advances for vessels under construction to Vessels, net:

Vessel Name	Delivery Date	Yard Installments	Capitalized Expenses	Final Cost
M/T Eco West Coast	March 26, 2021	61,723	1,618	63,341
M/T Eco Malibu	May 11, 2021	61,722	1,583	63,305
Total 2021		123,445	3,201	126,646
M/T Julius Caesar	January 17, 2022	90,008	2,056	92,064
M/T Legio X Equestris	March 2, 2022	89,995	2,138	92,133
M/T Eco Oceano Ca.	March 4, 2022	60,250	1,316	61,566
Total 2022		240,253	5,510	245,763